SEMI ANNUAL REPORT
APRIL 30, 1999














                                     [LOGO]

                            U.S. TREASURY MONEY FUND









                                                       THE CHAPMAN FUNDS, INC.

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Schedule Of Investments - April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
(Showing Percentage of Total Value of Net Assets)



               Principal                                                                     Value
                Amount                                                                      (Note B)
             --------------                                                            ------------------
                            -----------------------------------------------------
                            U.S. GOVERNMENT - 51.1%
                            -----------------------------------------------------

          $     28,000,000  U.S. Treasury Bills 4.150%, Due 05/13/99                   $      27,967,722
                 2,000,000  U.S. Treasury Bills 3.900%, Due 05/27/99                           1,994,800
                    42,000  U.S. Treasury Bills 4.585%, Due 08/12/99                              41,545
                10,000,000  U.S. Treasury Bills 4.400%, Due 11/12/99                           9,764,112
                                                                                       ------------------
                                                                                       $      39,768,179
                                                                                       ------------------

                            -----------------------------------------------------
                            REPURCHASE AGREEMENTS - 49.3%
                            -----------------------------------------------------

                18,798,000  Societe Generale, dated 04/30/99, 4.830% agreement to repurchase at $18,805,566 on 05/03/99
                            (collateralized by U.S. Treasury Notes, 5.500%, due
                            05/31/2003, $19,082,250 market value)
                                                                                              18,798,000
                19,500,000  Morgan Stanley, dated 04/30/99, 4.82% agreement to repurchase at $19,507,833 on 05/03/99
                            (collateralized by U.S. Treasury Notes, 9.375%, due
                            02/15/2006, $19,865,225 market value)                             19,500,000
                                                                                      -------------------
                                                                                              38,298,000
                                                                                      -------------------

                            Total Investment (Cost $78,066,179)* - 100.4%                     78,066,179
                            Other Assets and Liabilities - (0.4%)                               (341,657)
                                                                                      -------------------

                            NET ASSETS - 100.0%                                       $       77,724,522
                                                                                      -------------------
                                                                                      -------------------




                            *Cost for federal income tax purposes




--------------------------------------------------------------------------------
    See Notes to Financial Statements                                          1

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Statement of Assets and Liabilities - April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------



                    ASSETS:
                    Investments in securities at value
                    (Including repurchase agreements of  $38,298,000)
                    (Amortized cost $78,066,179)                             $     78,066,179
                    Cash                                                                  717
                    Interest receivable                                                15,398
                    Prepaid expenses                                                   10,827
                                                                             -----------------
                    Total assets                                             $     78,093,121
                                                                             -----------------

                    LIABILITIES:
                    Accrued expenses (Note D)                                $         85,787
                    Distribution payable                                              282,812
                                                                             -----------------
                    Total liabilities                                        $        368,599
                                                                             -----------------

                    NET ASSETS                                               $     77,724,522
                                                                             -----------------
                                                                             -----------------
                    (Equivalent to $1.00 per share on 77,724,522
                     shares of common stock outstanding)

                    NET ASSETS CONSIST OF:
                    Capital stock                                            $         77,724
                    Paid-in-capital applicable to 77,724,522 shares
                    outstanding (Note C)                                           77,646,798
                                                                             -----------------
                    Net assets                                               $     77,724,522
                                                                             -----------------
                                                                             -----------------

                    NET ASSET VALUE PER SHARE                                $           1.00
                                                                             -----------------
                                                                             -----------------




2   See Notes to Financial Statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Statement of Operations  - For the six months ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------



                    INVESTMENT INCOME:
                         Interest income (Note B)                                    $         1,790,999
                                                                                     -------------------

                    EXPENSES:
                         Management and administrative fees (Note D)                 $          228,288
                         Legal and auditing fees                                                 24,860
                         Custodian fees                                                          17,306
                         Other                                                                   14,813
                         Rating fees                                                             11,122
                         Director's fees (Note E)                                                 9,868
                         Transfer and dividend disbursing agent's fees
                         (Note D)                                                                 9,557
                               Total expenses before reimbursement                              315,814
                                                                                     -------------------
                         Reimbursement of expenses (Note D)                                     (68,501)
                               Net expenses                                                     247,313
                                                                                     -------------------

                    INCREASE IN NET ASSETS FROM  OPERATIONS                          $        1,543,686
                                                                                     -------------------
                                                                                     -------------------






--------------------------------------------------------------------------------
   See Notes to Financial Statements                                           3

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Statement of Changes in Net Assets
--------------------------------------------------------------------------------



                                                                 ---------------------     ------------------
                                                                   Six months ended           Year ended
                                                                    April 30, 1999         October 31, 1998
                                                                     (Unaudited)
                                                                 ---------------------     ------------------
INCREASE IN NET ASSETS:
OPERATIONS:
     Net investment income                                       $        1,543,686        $       2,312,977
                                                                 ---------------------     ------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE B):
     Net investment income                                       $       (1,543,686)       $      (2,312,977)
                                                                 ---------------------     ------------------

CAPITAL SHARE TRANSACTIONS (AT $1 PER SHARE):
     Shares sold                                                 $        43,968,193       $     136,367,309
     Shares reinvested                                                     1,176,470               1,390,423
     Shares redeemed                                                     (43,899,130)           (121,488,853)
                                                                 ---------------------     ------------------
     Increase in net assets from capital share transactions      $         1,245,533       $      16,268,879
                                                                 ---------------------     ------------------

     Total increase in net assets during period:                           1,245,533              16,268,879

NET ASSETS:
     Beginning of period                                                  76,478,989              60,210,110
                                                                 ---------------------     ------------------
                                                                 ---------------------     ------------------
     End of period                                               $        77,724,522       $      76,478,989
                                                                 ---------------------     ------------------
                                                                 ---------------------     ------------------








--------------------------------------------------------------------------------
4   See Notes to Financial Statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Financial Highlights
--------------------------------------------------------------------------------
THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED FOR THE YEARS ENDED OCTOBER 31. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.


                                                                               FOR THE YEARS ENDED OCTOBER 31,
                                                        ----------------------------------------------------------------------------
                                         Six months
                                            ended
                                          April 30,
                                            1999
                                         (Unaudited)         1998           1997           1996           1995             1994
                                        --------------    -----------  -----------    ------------   ------------     ------------
NET ASSET VALUE:
     Beginning of period                $       1.0000   $    1.0000   $    1.0000    $     1.0000    $   1.0000      $     1.0000
                                        --------------    -----------  -----------    ------------   ------------     ------------

INVESTMENT OPERATIONS:
     Net investment income                      0.0202        0.0477        0.0470          0.0464        0.0497            0.0294
     Net realized and unrealized
     gains (losses) on investments
                                                    -0-           -0-           -0-            -0-            -0-               -0-
                                        --------------    -----------  -----------    ------------   ------------     ------------
          Total from investment
           operations                           0.0202        0.0477        0.0470          0.0464        0.0497            0.0294
                                        --------------    -----------  -----------    ------------   ------------     ------------
DISTRIBUTIONS:
     From net investment income                (0.0202)      (0.0477)      (0.0470)        (0.0464)      (0.0497)          (0.0294)
     From net realized gains
                                                    -0-           -0-           -0-             -0-           -0-               -0-
                                        --------------    -----------  -----------    ------------   ------------     ------------
          Total distributions                  (0.0202)      (0.0477)      (0.0470)        (0.0464)      (0.0497)          (0.0294)
                                        --------------    -----------  -----------    ------------   ------------     ------------

 NET ASSET VALUE END OF PERIOD          $       1.0000    $   1.0000   $    1.0000    $     1.0000   $    1.0000      $     1.0000
                                        --------------    -----------  -----------    ------------   ------------     ------------
                                        --------------    -----------  -----------    ------------   ------------     ------------
TOTAL RETURN:                                  2.04(1)          4.88%         4.80%           4.74%          5.09%            3.04%

RATIOS TO AVERAGE NET ASSETS:
     Expenses 2                                0.65%(3)         0.65%         0.67%           0.75%          0.75%            0.75%

     Expenses
     (prior to limitation)                     0.83%(3)         0.94%         0.93%           0.87%          0.97%            1.12%

     Net investment income                     4.08%(3)         4.75%         4.72%           4.63%          5.02%            2.94%

SUPPLEMENTAL DATA:
     Net Assets
     end of period  (000 omitted)       $      77,724     $   76,479   $    60,210    $     55,129   $     34,371     $     20,011
                                        --------------    -----------  -----------    ------------   ------------     ------------



--------
(1) This ratio has not been annualized.
(2) Chapman Capital Management Inc., (CCM) ,the Fund's investment adviser, has agreed to bear annual expenses (excluding income, excises and other taxes and extraordinary expenses) in excess of .65% of average daily net assets. However, CCM obligation is limited to the total of its advisory and administration fees, and there is no guarantee that CCM will continue to provide the funds with this fee waiver beyond December 31, 1999. Prior to January 1, 1997, the Fund's expenses were limited to .75% of average daily net assets on an annual basis.
(3) Annualized

                   See Notes to Financial Statements
                                                                              5

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Notes to Financial Statements - APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
NOTE A - GENERAL

The U.S. Treasury Money Fund (the "Fund") is a series of The Chapman Funds, Inc. (the "Company"), a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund seeks to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. The Fund invests solely in short-term direct obligations of the U.S. Government and repurchase agreements collateralized fully by direct obligations of the U.S. Government.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION - The Fund uses the amortized cost method, which approximates market value, to value portfolio securities pursuant to Rule 2a-7 of the 1940 Act, provided the Fund complies with certain conditions. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization from date of purchase to date of maturity of any discount or premium.

REPURCHASE AGREEMENTS - The Fund's custodian takes possession, through the Federal Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders of the Fund are declared daily from net investment income, which consist of accrued interest and earned discount (including both original issue and market discount), less amortization of premium and the accrued expenses applicable to the dividend period.

FEDERAL INCOME TAXES - Each series of the Company is treated as a separate entity for federal income tax purposes, and each intends to continue to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its net investment income to its stockholders. Therefore, no provision for income taxes has been made.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date. Interest income is recorded on the accrual basis.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C - CAPITAL STOCK

The Chapman Funds, Inc. is authorized to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated as U.S. Treasury Money Fund shares.

NOTE D - MANAGEMENT ADVISORY AND ADMINISTRATIVE FEES

Chapman Capital Management, Inc. ("CCM") acts as the investment adviser and administrator for the Fund. The investment advisory and administrative fees are based on the average daily net assets of the Fund computed at annual rates of
 .5% and .1%, respectively. For the six months ended April 30, 1999, these expenses were $228,288.

CCM also serves as Transfer and Dividend Disbursing Agent for the Fund pursuant to a Shareholder Services Agreement. For its services, CCM is compensated $18 per account with a monthly minimum of $1,500 per fund excluding out-of-pocket expenses. For the six months ended April 30, 1999, expenses for these services amounted to $9,557.


6   See Notes to Financial Statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Notes to Financial Statements - APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

CCM has agreed to bear all expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund in excess of .65% of average daily net assets on an annual basis. Total expenses reimbursed for the six months ended April 30, 1998 were $68,501.

NOTE E - DISTRIBUTION FEES AND RELATED PARTIES

Certain officers and directors of the Fund are "affiliated persons", as defined in the Investment Company Act of 1940, of the Advisor and Sub-Advisor. For the six months ended April 30, 1999, these "affiliated persons" did not receive any compensation from the fund. Those directors who are not "affiliated persons" (independent directors) receive $1,000 plus certain expenses from the Fund for each Board of Directors meeting they attend. Total expenses paid to directors for the six months ended April 30, 1999 were $9,868.




See Notes to Financial Statements                                              7

 THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS
          WHO HAVE RECEIVED A COY OF THE U.S. TREASURY FUND PROSPECTUS









                                     [LOGO]





                               INVESTMENT ADVISOR:
                       TRANSFER AND DIVIDEND PAYING AGENT
                              AND ACCOUNTING AGENT:

                        CHAPMAN CAPITAL MANAGEMENT, INC.
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

                                    CUSTODIAN:

                                 UMB BANK, N.A.
                                928 GRAND AVENUE
                        KANSAS CITY, MISSOURI 64141-6226

                                  DISTRIBUTOR:

                               THE CHAPMAN COMPANY
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

                  FOR SHAREHOLDER INQUIRIES CALL 1-800-752-1013